UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

April 30, 2018

MFS® Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 93.4%
Argentina - 9.3%
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027 (n)		$8,770,000	$9,125,185
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027		789,000	820,955
City of Buenos Aires, 8.95%, 2/19/2021		1,950,000	2,077,413
Genneia S.A., 8.75%, 1/20/2022 (n)		14,245,000	15,295,569
Genneia S.A., 8.75%, 1/20/2022		2,795,000	3,001,131
Letras del Banco Central de la Republica Argentina, Capital Appreciation, 0%, 5/16/2018	ARS	304,777,000	14,670,605
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		$11,009,000	10,733,775
Province of Cordoba, 7.125%, 6/10/2021 (n)		5,323,000	5,552,528
Province of Cordoba, 7.125%, 6/10/2021		24,961,000	26,037,318
Province of Cordoba, 7.45%, 9/01/2024 (n)		6,002,000	6,218,072
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	6,828,276
Province of Santa Fe, 7%, 3/23/2023 (n)		15,478,000	15,946,519
Province of Santa Fe, 6.9%, 11/01/2027 (n)		3,518,000	3,430,050
Provincia de La Rioja, 9.75%, 2/24/2025 (n)		13,850,000	14,261,068
Provincia de Rio Negro, 7.75%, 12/07/2025 (n)		13,364,000	12,228,060
Republic of Argentina, 6.25%, 4/22/2019		13,406,000	13,647,308
Republic of Argentina, 6.875%, 4/22/2021		71,114,000	74,634,143
Republic of Argentina, 5.625%, 1/26/2022		64,533,000	65,081,531
Republic of Argentina, 4.625%, 1/11/2023		25,448,000	24,315,818
Republic of Argentina, 7.5%, 4/22/2026		19,114,000	20,031,472
Republic of Argentina, 6.875%, 1/26/2027		32,248,000	32,119,330
Republic of Argentina, 5.875%, 1/11/2028		92,466,000	84,698,841
Republic of Argentina, 7.125%, 7/06/2036		54,964,000	52,270,764
Republic of Argentina, 7.625%, 4/22/2046		9,877,000	9,555,998
Republic of Argentina, 6.875%, 1/11/2048		27,114,000	24,090,789
Stoneway Capital Corp., 10%, 3/01/2027 (n)		18,604,000	19,818,655

			$566,491,173
Azerbaijan - 1.5%
Republic of Azerbaijan, 4.75%, 3/18/2024		$18,454,000	$18,364,387
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		44,150,000	48,233,875
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,200,000	1,311,000
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		21,991,000	23,626,691

			$91,535,953
Bahamas - 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$15,283,000	$15,817,905
Commonwealth of Bahamas, 6%, 11/21/2028		500,000	517,500

			$16,335,405
Brazil - 4.4%
Aegea Finance, 5.75%, 10/10/2024 (n)		$14,468,000	$14,287,150
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)		10,003,000	9,752,925
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		11,275,000	12,219,281
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024		700,000	758,625
Federative Republic of Brazil, 5.625%, 1/07/2041		14,173,000	13,471,578
Federative Republic of Brazil, 5.625%, 2/21/2047		26,671,000	25,097,411
JBS Investments GmbH, 7.25%, 4/03/2024		9,100,000	8,972,145
JSL Europe S.A., 7.75%, 7/26/2024 (n)		20,910,000	21,066,825
Light S.A., 7.25%, 5/03/2023 (z)		13,235,000	13,334,263
Marb Bondco PLC, 7%, 3/15/2024 (n)		13,430,000	12,842,572
Marb Bondco PLC, 7%, 3/15/2024		3,333,000	3,187,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		$16,035,000	$15,072,900
Petrobras Global Finance B.V., 5.299%, 1/27/2025		6,370,000	6,264,895
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		16,947,000	16,667,375
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		24,286,000	23,675,207
Petrobras Global Finance B.V., 5.75%, 2/01/2029		31,784,000	30,163,016
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		2,187,000	2,321,501
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024		6,281,000	6,667,282
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		13,795,000	13,467,369
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,620,000	17,840,250

			$267,129,785
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	7,954,000	$10,359,260

Chile - 2.5%
Banco del Estado de Chile, 4.125%, 10/07/2020		$4,193,000	$4,261,928
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)		11,745,000	11,451,375
Banco Santander Chile, 2.5%, 12/15/2020 (n)		17,121,000	16,692,975
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		11,736,000	11,912,040
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,567,000	2,632,255
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		3,435,000	3,438,052
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		4,133,000	4,136,672
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		10,746,000	10,199,566
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		12,672,000	12,711,413
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		10,850,000	10,792,495
GNL Quintero S.A., 4.634%, 7/31/2029		21,665,000	21,550,176
Transelec S.A., 4.625%, 7/26/2023 (n)		9,696,000	9,963,416
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,329,000
Transelec S.A., 3.875%, 1/12/2029 (n)		5,536,000	5,259,200
VTR Finance B.V., 6.875%, 1/15/2024		13,425,000	13,881,584
VTR Finance B.V., 6.875%, 1/15/2024 (n)		7,223,000	7,468,654

			$151,680,801
China - 2.8%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$6,665,000	$6,275,024
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		9,708,000	9,490,939
Bank of China (Hong Kong), FLR, 3.067% (LIBOR-3mo. + 0.73%), 7/11/2019		8,634,000	8,641,771
Bank of China (Hong Kong), FLR, 3.217% (LIBOR-3mo. + 0.88%), 7/11/2022		3,387,000	3,398,888
Bank of China (Luxembourg), FLR, 3.339% (LIBOR-3mo. + 1.00%), 7/12/2019		20,930,000	21,048,192
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		7,681,000	7,746,810
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		6,513,000	6,379,770
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		7,655,000	7,523,216
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		3,974,000	3,820,737
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		8,253,000	8,283,544
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		4,804,000	4,892,984
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		5,961,000	6,053,378
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)		13,730,000	13,012,882
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		8,789,000	8,393,231
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		11,312,000	10,777,692
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		23,459,000	22,350,945
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)		8,973,000	8,527,021
Tencent Holdings Ltd., FLR, 2.96% (LIBOR-3mo. + 0.605%), 1/19/2023 (n)		11,973,000	12,021,131

			$168,638,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Colombia - 1.4%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	38,717,000,000	$14,339,165
Millicom International Cellular S.A., 6%, 3/15/2025		$6,142,000	6,330,867
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		7,221,000	6,805,793
Millicom International Cellular S.A., 5.125%, 1/15/2028		7,027,000	6,622,948
Republic of Colombia, 6.125%, 1/18/2041		19,964,000	22,559,320
Republic of Colombia, 5%, 6/15/2045		30,420,000	30,115,800

			$86,773,893
Costa Rica - 0.2%
Republic of Costa Rica, 7%, 4/04/2044		$3,986,000	$3,976,035
Republic of Costa Rica, 7.158%, 3/12/2045		5,565,000	5,635,453

			$9,611,488
Cote d’Ivoire - 1.3%
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	24,567,000	$30,045,653
Republic of Cote d’Ivoire, 5.75%, 12/31/2032		$43,116,570	41,245,311
Republic of Cote d’Ivoire, 6.125%, 6/15/2033 (n)		9,300,000	8,789,430

			$80,080,394
Croatia - 0.6%
Republic of Croatia, 3%, 3/20/2027	EUR	21,582,000	$27,300,381
Republic of Croatia, 6.375%, 3/24/2021		$2,750,000	2,950,750
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,972,000	3,151,836
Republic of Croatia, 5.5%, 4/04/2023		400,000	424,204

			$33,827,171
Dominican Republic - 1.4%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$8,646,593
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		3,723,000	4,006,879
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		11,999,000	12,478,960
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		11,579,000	12,042,160
Dominican Republic, 5.875%, 4/18/2024 (n)		1,408,000	1,453,760
Dominican Republic, 5.875%, 4/18/2024		974,000	1,005,655
Dominican Republic, 5.5%, 1/27/2025 (n)		8,341,000	8,370,194
Dominican Republic, 8.625%, 4/20/2027		6,314,000	7,365,281
Dominican Republic, 6.85%, 1/27/2045		4,211,000	4,347,858
Dominican Republic, 6.5%, 2/15/2048 (n)		28,146,000	27,963,051

			$87,680,391
Ecuador - 0.9%
Petroamazonas, 4.625%, 2/16/2020 (n)		$5,772,000	$5,497,830
Petroamazonas, 4.625%, 11/06/2020 (n)		13,247,000	12,319,710
Republic of Ecuador, 10.75%, 3/28/2022 (n)		1,197,000	1,262,835
Republic of Ecuador, 10.75%, 3/28/2022		3,943,000	4,159,865
Republic of Ecuador, 8.75%, 6/02/2023		4,100,000	4,018,000
Republic of Ecuador, 8.875%, 10/23/2027 (n)		8,086,000	7,621,055
Republic of Ecuador, 7.875%, 1/23/2028 (n)		22,053,000	19,516,905

			$54,396,200
Egypt - 2.3%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$17,558,000	$18,018,020
Arab Republic of Egypt, 6.125%, 1/31/2022		14,619,000	15,002,018
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		26,069,000	26,160,242
Arab Republic of Egypt, 4.75%, 4/16/2026 (n)	EUR	21,695,000	26,118,863
Arab Republic of Egypt, 7.5%, 1/31/2027		$10,214,000	10,778,834
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		19,910,000	19,635,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Egypt - continued
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		$10,105,000	$10,826,052
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		14,058,000	14,247,530

			$140,787,199
El Salvador - 1.4%
Republic of El Salvador, 7.375%, 12/01/2019		$17,488,000	$18,041,145
Republic of El Salvador, 7.75%, 1/24/2023		379,000	407,918
Republic of El Salvador, 5.875%, 1/30/2025		3,821,000	3,744,580
Republic of El Salvador, 6.375%, 1/18/2027		10,783,000	10,648,213
Republic of El Salvador, 7.65%, 6/15/2035		10,645,000	11,070,800
Republic of El Salvador, 7.625%, 2/01/2041		36,702,000	38,177,053

			$82,089,709
Ethiopia - 0.2%
Federal Republic of Ethiopia, 6.625%, 12/11/2024		$12,121,000	$12,249,725

Ghana - 0.1%
Republic of Ghana, 10.75%, 10/14/2030		$2,752,000	$3,557,510

Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$17,681,000	$18,112,416
Comcel Trust, 6.875%, 2/06/2024 (n)		5,855,000	6,073,509
Energuate Trust, 5.875%, 5/03/2027 (n)		12,965,000	12,770,525

			$36,956,450
Hong Kong - 0.3%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)		$15,669,000	$15,281,002

Hungary - 1.2%
Hungarian Development Bank, 6.25%, 10/21/2020		$16,772,000	$17,860,972
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	12,550,176
Hungarian Export-Import Bank PLC, 4%, 1/30/2020		8,648,000	8,708,432
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,443,716
Republic of Hungary, 5.375%, 2/21/2023		13,928,000	14,909,924
Republic of Hungary, 7.625%, 3/29/2041		7,754,000	10,912,825

			$71,386,045
India - 4.2%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$16,892,000	$16,513,619
Azure Power Energy Ltd., 5.5%, 11/03/2022		300,000	293,280
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		21,363,000	20,703,781
Delhi International Airport, 6.125%, 10/31/2026 (n)		8,095,000	8,103,095
Export-Import Bank of India, 4%, 1/14/2023		16,884,000	16,797,014
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		1,844,000	1,707,972
Export-Import Bank of India, 3.375%, 8/05/2026		8,161,000	7,558,979
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		15,140,000	14,360,214
Government of India, 8.08%, 8/02/2022	INR	1,388,480,000	21,012,358
Government of India, 7.61%, 5/09/2030	INR	2,089,850,000	30,217,340
Government of India, 6.68%, 9/17/2031	INR	1,427,110,000	19,089,574
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)		$8,259,000	8,021,141
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		24,499,000	23,641,535
NTPC Ltd., 7.25%, 5/03/2022	INR	870,000,000	12,807,537
NTPC Ltd., 4.375%, 11/26/2024		$4,928,000	4,942,646
NTPC Ltd., 4.25%, 2/26/2026		20,076,000	19,644,567
State Bank of India, 3.25%, 1/24/2022		14,748,000	14,343,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
India - continued
State Bank of India (London), FLR, 3.274% (LIBOR-3mo. + 0.95%), 4/06/2020	$16,427,000	$16,463,139

		$256,221,224
Indonesia - 6.6%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)	$20,272,000	$19,068,877
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	12,133,000	11,435,353
PT Pelabuhan Indonesia III, 4.5%, 5/02/2023 (z)	11,725,000	11,656,946
Republic of Indonesia, 3.5%, 1/11/2028	43,742,000	40,984,198
Republic of Indonesia, 3.7%, 1/08/2022 (n)	3,542,000	3,530,446
Republic of Indonesia, 3.75%, 4/25/2022 (n)	9,197,000	9,166,098
Republic of Indonesia, 3.75%, 4/25/2022	5,110,000	5,092,830
Republic of Indonesia, 3.375%, 4/15/2023 (n)	247,000	239,907
Republic of Indonesia, 3.375%, 4/15/2023	31,533,000	30,627,498
Republic of Indonesia, 5.375%, 10/17/2023 (n)	15,342,000	16,340,335
Republic of Indonesia, 5.375%, 10/17/2023	7,480,000	7,966,739
Republic of Indonesia, 5.875%, 1/15/2024 (n)	5,968,000	6,483,408
Republic of Indonesia, 5.875%, 1/15/2024	22,901,000	24,878,776
Republic of Indonesia, 4.125%, 1/15/2025 (n)	5,755,000	5,742,552
Republic of Indonesia, 4.125%, 1/15/2025	23,632,000	23,580,884
Republic of Indonesia, 4.75%, 1/08/2026 (n)	4,976,000	5,131,435
Republic of Indonesia, 4.75%, 1/08/2026	24,770,000	25,543,740
Republic of Indonesia, 4.35%, 1/08/2027 (n)	28,570,000	28,611,341
Republic of Indonesia, 4.35%, 1/08/2027	10,186,000	10,200,739
Republic of Indonesia, 4.1%, 4/24/2028	26,082,000	25,421,786
Republic of Indonesia, 5.25%, 1/17/2042	10,324,000	10,660,913
Republic of Indonesia, 4.625%, 4/15/2043	11,003,000	10,509,879
Republic of Indonesia, 5.125%, 1/15/2045 (n)	8,937,000	9,052,323
Republic of Indonesia, 5.125%, 1/15/2045	2,600,000	2,633,550
Republic of Indonesia, 4.75%, 7/18/2047 (z)	9,683,000	9,375,923
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)	22,041,000	21,317,989
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (z)	25,638,000	25,637,385

		$400,891,850
Jamaica - 0.7%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$1,738,000	$1,653,273
Digicel Group Ltd., 6%, 4/15/2021	7,595,000	7,224,744
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	1,153,000	1,053,773
Digicel Group Ltd., 6.75%, 3/01/2023	17,509,000	16,002,175
Government of Jamaica, 8%, 3/15/2039	6,561,000	7,774,785
Government of Jamaica, 7.875%, 7/28/2045	6,849,000	8,047,575

		$41,756,325
Jordan - 0.1%
Kingdom of Jordan, 6.125%, 1/29/2026	$3,152,000	$3,085,619
Kingdom of Jordan, 5.75%, 1/31/2027 (n)	3,925,000	3,727,102

		$6,812,721
Kazakhstan - 4.6%
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)	$7,489,000	$7,470,278
Development Bank of Kazakhstan, 4.125%, 12/10/2022	23,970,000	23,910,075
JSC Kazkommertsbank, 5.5%, 12/21/2022	34,742,000	34,626,657
KazAgro National Management Holding, 4.625%, 5/24/2023	43,159,000	42,187,923
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)	20,175,000	19,973,250
KazMunayGas National Co., 5.375%, 4/24/2030 (z)	40,030,000	40,017,991
KazMunayGas National Co., 5.75%, 4/19/2047	12,039,000	11,510,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - continued
KazMunayGas National Co., 6.375%, 10/24/2048 (z)		$30,790,000	$31,444,903
KazTransGas JSC, 4.375%, 9/26/2027		13,066,000	12,425,766
KazTransGas JSC, 4.375%, 9/26/2027 (n)		18,604,000	17,692,404
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		3,715,000	4,427,166
Republic of Kazakhstan, 6.5%, 7/21/2045		4,596,000	5,477,053
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		10,622,000	10,029,292
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		16,018,000	15,124,196

			$276,317,442
Kenya - 1.0%
Republic of Kenya, 6.875%, 6/24/2024		$27,492,000	$28,485,011
Republic of Kenya, 7.25%, 2/28/2028 (n)		13,386,000	13,816,708
Republic of Kenya, 8.25%, 2/28/2048 (n)		14,891,000	15,351,876

			$57,653,595
Kuwait - 0.2%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$14,820,000	$14,395,170

Malaysia - 0.8%
Government of Malaysia, 0%, 9/07/2018	MYR	49,675,000	$12,518,087
Government of Malaysia, 3.58%, 9/28/2018	MYR	107,686,000	27,461,783
Government of Malaysia, 0%, 1/18/2019	MYR	29,555,000	7,359,877

			$47,339,747
Mexico - 5.8%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)		$12,966,000	$12,716,405
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		9,230,000	9,726,574
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		2,895,000	2,858,813
Elementia S.A. de C.V., 5.5%, 1/15/2025		5,694,000	5,622,825
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	1,843,919
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	2,679,000
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		2,912,000	3,010,280
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059 (z)		9,544,000	9,552,590
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		6,973,000	6,885,838
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		2,221,000	2,193,238
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		10,763,000	10,526,322
Infraestructura Energética Nova S.A.B. de C.V, 3.75%, 1/14/2028 (n)		10,435,000	9,795,856
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		13,597,000	12,407,263
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044		6,102,000	5,842,665
Petroleos Mexicanos, 4.625%, 9/21/2023		5,692,000	5,617,833
Petroleos Mexicanos, 6.5%, 3/13/2027		17,239,000	17,852,881
Petroleos Mexicanos, 5.35%, 2/12/2028 (n)		19,447,000	18,501,876
Petroleos Mexicanos, 5.625%, 1/23/2046		14,526,000	12,270,839
Petroleos Mexicanos, 6.75%, 9/21/2047		4,810,000	4,643,574
Petroleos Mexicanos, FLR, 4.375% (LIBOR-3mo. + 2.02%), 7/18/2018		15,588,000	15,655,496
Petroleos Mexicanos, FLR, 5.721% (LIBOR-3mo. + 3.65%), 3/11/2022		22,330,000	24,373,195
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	275,770,000	14,311,337
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		$9,102,000	8,646,900
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		550,000	522,500
Sigma Alimentos S.A. de C.V., 4.875%, 3/27/2028 (n)		14,502,000	14,183,101
United Mexican States, 6.5%, 6/09/2022	MXN	414,580,000	21,473,112
United Mexican States, 4.35%, 1/15/2047		$21,090,000	18,643,560
United Mexican States, 4.15%, 3/28/2027		29,319,000	28,908,534
United Mexican States, 3.75%, 1/11/2028		31,025,000	29,241,063
United Mexican States, 8.5%, 5/31/2029	MXN	129,240,000	7,411,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
United Mexican States, 4.75%, 3/08/2044		$14,666,000	$13,786,040

			$351,704,565
Mongolia - 0.2%
Government of Mongolia, 5.625%, 5/01/2023 (n)		$3,212,000	$3,115,415
Government of Mongolia, 8.75%, 3/09/2024 (n)		10,670,000	11,816,940

			$14,932,355
Morocco - 0.9%
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		$11,424,000	$10,965,738
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025		7,331,000	7,036,924
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		15,420,000	16,628,157
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044		16,155,000	17,420,744

			$52,051,563
Nigeria - 0.9%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$7,872,069	$19,680
Afren PLC, 10.25%, 4/08/2019 (a)(d)		390,334	976
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	9,414
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,366,000	2,381,767
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		16,133,000	16,495,993
Federal Republic of Nigeria, 7.875%, 2/16/2032		8,374,000	9,021,310
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		28,209,000	28,984,748

			$56,913,888
Oman - 0.1%
Oman Government, 6.75%, 1/17/2048 (n)		$8,337,000	$7,848,435

Panama - 0.7%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$12,229,000	$12,779,305
Autoridad del Canal de Panama, 4.95%, 7/29/2035		3,116,000	3,256,220
Panama Canal Railway Co., 7%, 11/01/2026 (n)		881,460	879,256
Panama Canal Railway Co., 7%, 11/01/2026		4,441,284	4,430,181
Republic of Panama, 4.5%, 4/16/2050		19,667,000	18,992,422

			$40,337,384
Paraguay - 1.1%
Republic of Paraguay, 4.625%, 1/25/2023 (n)		$2,839,000	$2,895,780
Republic of Paraguay, 4.625%, 1/25/2023		1,807,000	1,843,140
Republic of Paraguay, 6.1%, 8/11/2044		13,658,000	14,853,075
Republic of Paraguay, 5.6%, 3/13/2048 (n)		26,688,000	26,688,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		10,167,000	10,395,147
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		7,377,000	7,542,540

			$64,217,682
Peru - 3.7%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	52,236,000	$16,118,010
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$10,827,000	10,069,110
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,923,338
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,107,510
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		16,510,000	16,468,725
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		110,505	123,766
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,815,257	2,033,088
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		17,251,000	16,474,705
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		4,439,000	4,439,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		9,800,000	9,922,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$8,117,000	$8,218,463
Peru LNG, 5.375%, 3/22/2030 (n)		30,500,000	30,309,375
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		34,887,000	33,099,041
Petroleos del Peru S.A., 4.75%, 6/19/2032		300,000	284,625
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		19,967,000	19,422,899
Petroleos del Peru S.A., 5.625%, 6/19/2047		23,189,000	22,557,100
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		16,892,000	16,723,080
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		958,000	987,938
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		8,876,000	9,153,375

			$221,435,648
Qatar - 0.4%
State of Qatar, 5.103%, 4/23/2048 (n)		$25,806,000	$25,577,617

Republic of Belarus - 0.6%
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022 (n)		$14,315,000	$14,473,610
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022		3,100,000	3,134,348
Republic of Belarus, 6.875%, 2/28/2023 (n)		5,409,000	5,660,627
Republic of Belarus, 6.2%, 2/28/2030 (n)		13,830,000	13,344,844

			$36,613,429
Romania - 0.1%
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	1,996,000	$2,557,401
Republic of Romania, 3.875%, 10/29/2035	EUR	4,671,000	5,984,781

			$8,542,182
Russia - 4.4%
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		$8,612,000	$8,482,820
Gaz Capital S.A., 4.95%, 3/23/2027		10,600,000	10,441,000
Gaz Capital S.A., 4.95%, 2/06/2028		13,942,000	13,725,062
Russian Federation, 4.5%, 4/04/2022		27,800,000	28,203,990
Russian Federation, 4.875%, 9/16/2023 (n)		8,400,000	8,694,000
Russian Federation, 4.875%, 9/16/2023		12,000,000	12,420,000
Russian Federation, 4.75%, 5/27/2026		11,200,000	11,377,072
Russian Federation, 4.25%, 6/23/2027 (n)		23,800,000	23,227,420
Russian Federation, 4.25%, 6/23/2027		9,800,000	9,564,232
Russian Federation, 4.375%, 3/21/2029 (n)		32,200,000	31,186,215
Russian Federation, 5.25%, 6/23/2047 (n)		65,200,000	63,173,845
Russian Federation, 5.25%, 6/23/2047		23,800,000	23,060,391
SB Capital S.A., 5.125%, 10/29/2022		7,730,000	7,652,700
VTB Capital S.A., 6.95%, 10/17/2022		12,622,000	13,000,660

			$264,209,407
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$12,413,000	$12,697,878

Saudi Arabia - 0.4%
Kingdom of Saudi Arabia, 4.5%, 4/17/2030 (n)		$25,391,000	$25,045,682

Senegal - 0.7%
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	21,495,000	$25,731,007
Republic of Senegal, 6.25%, 5/23/2033 (n)		$12,828,000	12,364,011
Republic of Senegal, 6.25%, 5/23/2033		6,422,000	6,189,716

			$44,284,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/2024		$18,878,832	$18,881,362

Singapore - 0.2%
Puma International Financing S.A., 5%, 1/24/2026 (n)		$15,960,000	$14,956,260

Slovenia - 0.3%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	12,230,000	$15,099,650

South Africa - 3.0%
Petra Diamonds Ltd., 7.25%, 5/01/2022		$3,956,000	$3,954,022
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		14,038,000	14,030,981
Republic of South Africa, 4.875%, 4/14/2026		24,113,000	23,682,921
Republic of South Africa, 10.5%, 12/21/2026	ZAR	255,440,000	23,375,885
Republic of South Africa, 4.3%, 10/12/2028		$26,806,000	24,609,087
Republic of South Africa, 7%, 2/28/2031	ZAR	322,646,000	22,570,984
Republic of South Africa, 6.5%, 2/28/2041	ZAR	409,534,000	24,907,158
Republic of South Africa, 5.375%, 7/24/2044		$15,950,000	14,861,253
Republic of South Africa, 5.65%, 9/27/2047		31,492,000	30,175,634

			$182,167,925
Sri Lanka - 1.4%
Republic of Sri Lanka, 6.25%, 10/04/2020		$7,572,000	$7,817,984
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		1,977,000	2,041,225
Republic of Sri Lanka, 6.25%, 7/27/2021		6,213,000	6,394,420
Republic of Sri Lanka, 5.875%, 7/25/2022		10,324,000	10,408,254
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		26,133,000	25,967,735
Republic of Sri Lanka, 6.125%, 6/03/2025		3,035,000	2,993,375
Republic of Sri Lanka, 6.85%, 11/03/2025		5,692,000	5,813,558
Republic of Sri Lanka, 6.825%, 7/18/2026		4,380,000	4,440,435
Republic of Sri Lanka, 6.75%, 4/18/2028 (n)		19,545,000	19,449,425

			$85,326,411
Thailand - 0.2%
Kingdom of Thailand, 3.875%, 6/13/2019	THB	366,896,000	$11,934,315

Trinidad & Tobago - 0.4%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$3,502,000	$3,566,787
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		17,664,000	18,370,560

			$21,937,347
Turkey - 5.8%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019		$6,350,000	$6,435,776
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		10,074,000	9,922,890
Export Credit Bank of Turkey A.S., 6.125%, 5/03/2024 (z)		16,998,000	16,947,006
Republic of Turkey, 7.5%, 11/07/2019		16,475,000	17,363,497
Republic of Turkey, 7%, 6/05/2020		13,148,000	13,884,341
Republic of Turkey, 5.625%, 3/30/2021		14,593,000	15,049,644
Republic of Turkey, 5.125%, 3/25/2022		8,176,000	8,266,345
Republic of Turkey, 6.25%, 9/26/2022		7,772,000	8,170,408
Republic of Turkey, 3.25%, 3/23/2023		22,695,000	20,937,045
Republic of Turkey, 5.75%, 3/22/2024		26,638,000	27,004,805
Republic of Turkey, 4.25%, 4/14/2026		15,493,000	13,995,323
Republic of Turkey, 4.875%, 10/09/2026		34,074,000	31,825,116
Republic of Turkey, 6%, 3/25/2027		35,310,000	35,439,235
Republic of Turkey, 5.125%, 2/17/2028		30,912,000	28,887,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 6.125%, 10/24/2028		$24,755,000	$24,631,225
Republic of Turkey, 6.625%, 2/17/2045		46,825,000	45,654,375
Republic of Turkey, 5.75%, 5/11/2047		28,200,000	24,625,424

			$349,039,719
Ukraine - 2.8%
Biz Finance PLC, 9.75%, 1/22/2025		$17,857,000	$18,682,886
Government of Ukraine, 7.75%, 9/01/2021		28,536,000	29,469,127
Government of Ukraine, 7.75%, 9/01/2022 (n)		2,353,000	2,399,495
Government of Ukraine, 7.75%, 9/01/2022		41,667,000	42,490,340
Government of Ukraine, 7.75%, 9/01/2023		13,490,000	13,598,460
Government of Ukraine, 7.75%, 9/01/2024		12,228,000	12,197,430
Government of Ukraine, 7.75%, 9/01/2025		4,910,000	4,873,175
Government of Ukraine, 7.75%, 9/01/2026		5,856,000	5,772,611
Government of Ukraine, 7.75%, 9/01/2027		7,409,000	7,264,673
Government of Ukraine, 7.375%, 9/25/2032 (n)		4,793,000	4,422,501
MHP Lux S.A., 6.95%, 4/03/2026 (n)		15,083,000	14,705,925
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		15,490,000	15,996,523

			$171,873,146
United Arab Emirates - 1.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$19,858,000	$18,692,812
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		10,026,000	9,284,317
Emirates Sembcorp Water & Power Co., 4.45%, 8/01/2035 (n)		10,249,000	9,951,779
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		15,574,000	15,807,610
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		8,974,000	9,251,117
Topaz Marine S.A., 9.125%, 7/26/2022		6,372,000	6,568,767

			$69,556,402
United States - 3.8%
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024		$6,621,000	$6,422,370
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		20,054,000	19,251,840
U.S. Treasury Bonds, 2.5%, 2/15/2046 (f)		42,356,000	37,650,513
U.S. Treasury Notes, 2.125%, 12/31/2022		55,309,000	53,740,471
U.S. Treasury Notes, 2.625%, 2/28/2023		85,692,000	85,086,131
U.S. Treasury Notes, 2%, 11/15/2026		32,048,000	29,793,373

			$231,944,698
Uruguay - 1.4%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$11,635,000	$11,169,600
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		12,843,000	12,329,280
Oriental Republic of Uruguay, 4.375%, 12/15/2028	UYU	605,893,568	23,006,237
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$42,016,000	40,440,400

			$86,945,517
Venezuela - 1.0%
Petroleos de Venezuela S.A., 6%, 11/15/2026 (d)		$34,132,000	$8,563,719
Petroleos de Venezuela S.A., 6%, 5/16/2024 (d)		32,570,200	8,223,976
Republic of Venezuela, 9%, 5/07/2023 (d)		9,104,000	2,594,640
Republic of Venezuela, 8.25%, 10/13/2024 (d)		9,042,000	2,576,970
Republic of Venezuela, 7.65%, 4/21/2025 (d)		38,488,000	10,872,860
Republic of Venezuela, 9.25%, 9/15/2027 (d)		9,435,000	2,924,850
Republic of Venezuela, 7%, 3/31/2038 (d)		88,485,500	26,103,223

			$61,860,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Zambia - 0.4%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$8,968,000	$8,519,600
First Quantum Minerals Ltd., 7.25%, 5/15/2022	7,003,000	7,046,419
First Quantum Minerals Ltd., 6.5%, 3/01/2024 (n)	7,972,000	7,582,966
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)	3,696,000	3,654,605

		$26,803,590
Total Bonds		$5,662,974,812

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp.	127,174	$3,918,867

Investment Companies (h) - 4.3%
Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	259,185,169	$259,159,250

Other Assets, Less Liabilities - 2.2%		133,540,010
Net Assets - 100.0%		$6,059,592,939

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $259,159,250 and $5,666,893,679, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,130,161,682, representing 35.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/1/12-8/22/12	$7,835,292	$19,680
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,725,649	9,414
Export Credit Bank of Turkey A.S., 6.125%, 5/03/2024	4/26/18	16,886,323	16,947,006
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	4/12/18	9,544,000	9,552,590
KazMunayGas National Co., 5.375%, 4/24/2030	4/17/18-4/27/18	40,041,367	40,017,991
KazMunayGas National Co., 6.375%, 10/24/2048	4/17/18	30,689,896	31,444,903
Light S.A., 7.25%, 5/03/2023	4/25/18	13,166,840	13,334,263
PT Pelabuhan Indonesia III, 4.5%, 5/02/2023	4/24/18	11,595,908	11,656,946
Republic of Indonesia, 4.75%, 7/18/2047	7/11/17	9,607,331	9,375,923
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	4/17/18	25,638,000	25,637,385
Total Restricted Securities			$157,996,101
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CJSC	Closed Joint Stock Company
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

Portfolio of Investments (unaudited) – continued

JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	40,529,000	USD	6,399,147	Deutsche Bank AG	6/1/2018	$6,574
CNH	36,844,000	USD	5,817,045	HSBC Bank	6/1/2018	6,252
CNH	193,363,000	USD	30,419,123	JPMorgan Chase Bank N.A.	6/1/2018	142,439
IDR	38,695,307,200	USD	2,765,926	JPMorgan Chase Bank N.A.	5/14/2018	12,562
MXN	319,165,563	USD	16,890,373	JPMorgan Chase Bank N.A.	5/25/2018	116,778
TRY	150,872,000	USD	36,879,997	JPMorgan Chase Bank N.A.	5/25/2018	1,010
USD	17,709,044	PLN	59,799,000	BNP Paribas S.A.	5/25/2018	668,020
USD	11,409,877	ZAR	136,377,000	BNP Paribas S.A.	6/8/2018	521,784
USD	3,650,086	CZK	74,161,000	BNP Paribas S.A.	9/5/2018	126,207
USD	15,137,309	EUR	12,418,000	Goldman Sachs International	5/4/2018	140,290
USD	15,384,292	PLN	51,980,000	Goldman Sachs International	5/25/2018	571,461
USD	11,640,762	ZAR	139,145,000	Goldman Sachs International	6/8/2018	531,678
USD	4,024,094	CZK	81,802,000	Goldman Sachs International	9/5/2018	137,141
USD	17,074,791	EUR	13,782,586	Goldman Sachs International	9/5/2018	266,661
USD	9,956,014	BRL	33,046,000	JPMorgan Chase Bank N.A.	5/3/2018	522,924
USD	89,334,862	INR	5,831,976,516	JPMorgan Chase Bank N.A.	5/11/2018	2,026,296
USD	22,196,732	IDR	307,557,913,000	JPMorgan Chase Bank N.A.	5/14/2018	112,763
USD	15,493,787	RUB	962,017,000	JPMorgan Chase Bank N.A.	5/14/2018	237,327
USD	176,763,559	EUR	143,121,959	JPMorgan Chase Bank N.A.	5/25/2018	3,658,876
USD	30,793,709	MXN	571,424,835	JPMorgan Chase Bank N.A.	5/25/2018	344,594
USD	8,138,796	ZAR	98,688,000	JPMorgan Chase Bank N.A.	5/25/2018	245,110
USD	88,160,331	ZAR	1,055,099,692	JPMorgan Chase Bank N.A.	6/8/2018	3,923,084
USD	14,589,053	CZK	296,114,000	JPMorgan Chase Bank N.A.	9/5/2018	518,720
USD	14,737,534	BRL	50,437,000	Morgan Stanley Capital Services, Inc.	5/3/2018	340,126
USD	5,267,872	ZAR	63,967,000	Morgan Stanley Capital Services, Inc.	6/8/2018	160,863
USD	1,534,839	PEN	4,988,840	Morgan Stanley Capital Services, Inc.	6/25/2018	3,678
USD	7,484,381	CZK	152,126,000	Morgan Stanley Capital Services, Inc.	9/5/2018	255,870

						$15,599,088

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	33,046,000	USD	9,492,976	JPMorgan Chase Bank N.A.	5/3/2018	$(59,887)
BRL	50,437,000	USD	15,364,817	Morgan Stanley Capital Services, Inc.	5/3/2018	(967,409)
COP	33,277,559,000	USD	12,174,540	Deutsche Bank AG	7/23/2018	(346,226)
COP	2,601,565,000	USD	959,987	JPMorgan Chase Bank N.A.	5/7/2018	(33,843)
COP	20,219,688,000	USD	7,380,613	Morgan Stanley Capital Services, Inc.	5/7/2018	(182,508)
COP	19,558,428,000	USD	7,202,780	Morgan Stanley Capital Services, Inc.	6/20/2018	(244,207)
CZK	1,169,644,000	USD	56,853,351	JPMorgan Chase Bank N.A.	9/5/2018	(1,275,839)
CZK	116,488,000	USD	5,765,306	JPMorgan Chase Bank N.A.	10/22/2018	(216,343)
CZK	133,013,000	USD	6,579,116	Morgan Stanley Capital Services, Inc.	10/22/2018	(242,977)
IDR	190,520,712,500	USD	13,816,862	Deutsche Bank AG	5/14/2018	(136,663)
IDR	78,341,893,983	USD	5,681,066	JPMorgan Chase Bank N.A.	5/14/2018	(55,784)
MXN	33,607,000	USD	1,827,319	Barclays Bank PLC	5/25/2018	(36,527)
MXN	136,895,000	USD	7,442,594	BNP Paribas S.A.	5/25/2018	(147,966)
MXN	390,782,000	USD	21,203,688	Goldman Sachs International	5/25/2018	(380,361)
MXN	627,516,833	USD	33,971,712	JPMorgan Chase Bank N.A.	5/25/2018	(533,662)
MXN	20,164,000	USD	1,096,658	Morgan Stanley Capital Services, Inc.	5/25/2018	(22,193)
PLN	111,779,000	USD	32,074,662	JPMorgan Chase Bank N.A.	5/25/2018	(220,807)
RUB	239,020,000	USD	3,791,362	Barclays Bank PLC	5/14/2018	(786)
RUB	722,998,000	USD	11,517,060	JPMorgan Chase Bank N.A.	5/14/2018	(51,160)
SGD	11,646,000	USD	8,899,827	BNP Paribas S.A.	5/25/2018	(113,285)
SGD	32,618,000	USD	24,926,114	JPMorgan Chase Bank N.A.	5/25/2018	(316,853)
THB	480,598,000	USD	15,328,613	JPMorgan Chase Bank N.A.	5/7/2018	(105,875)
THB	382,474,000	USD	12,291,086	JPMorgan Chase Bank N.A.	6/5/2018	(172,155)
THB	191,616,000	USD	6,145,478	JPMorgan Chase Bank N.A.	7/13/2018	(66,479)
TRY	25,145,000	USD	6,198,544	BNP Paribas S.A.	5/25/2018	(51,791)
TRY	54,203,000	USD	13,332,759	JPMorgan Chase Bank N.A.	5/25/2018	(82,712)
USD	3,550,316	MXN	67,081,000	Goldman Sachs International	5/25/2018	(24,182)
USD	26,233,996	MXN	494,599,000	JPMorgan Chase Bank N.A.	5/25/2018	(121,354)
USD	21,588,736	CNH	136,851,000	JPMorgan Chase Bank N.A.	6/1/2018	(40,946)
USD	5,019,683	MXN	94,870,000	Morgan Stanley Capital Services, Inc.	5/25/2018	(35,588)
USD	14,689,613	PEN	48,226,000	Morgan Stanley Capital Services, Inc.	6/25/2018	(111,772)
ZAR	52,177,000	USD	4,429,373	BNP Paribas S.A.	6/8/2018	(263,656)
ZAR	260,339,275	USD	20,925,912	Deutsche Bank AG	6/8/2018	(140,897)
ZAR	56,615,000	USD	4,766,043	Goldman Sachs International	6/7/2018	(245,431)
ZAR	37,575,000	USD	3,193,769	Goldman Sachs International	6/8/2018	(193,849)
ZAR	95,716,000	USD	8,141,494	JPMorgan Chase Bank N.A.	5/25/2018	(485,527)
ZAR	279,350,073	USD	23,176,951	JPMorgan Chase Bank N.A.	6/8/2018	(874,148)

						$(8,601,648)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	398	$57,249,813	June - 2018	$213,138

Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	167	$26,418,658	June - 2018	$(131,488)
Euro-Bund 10 yr	Short	EUR	312	59,808,643	June - 2018	(77,678)
Euro-OAT 10 yr	Short	EUR	75	13,930,568	June - 2018	(161,396)

						$(370,562)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swap Agreements
6/20/23	USD	38,685,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(73,946)	$1,729,718	$1,655,772
6/20/23	USD	5,416,000	Goldman Sachs International	(1)	1.00%/quarterly	(10,353)	242,165	231,812

						$(84,299)	$1,971,883	$1,887,584

Liability Derivatives
Credit Default Swap Agreements
6/20/23	USD	21,636,000	Barclays Bank PLC	(2)	1.00%/quarterly	$(117,449)	$(486,881)	$(604,330)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Turkey, 11.875%, 1/15/30.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 4/16/19.

At April 30, 2018, the fund had cash collateral of $500,000 and other liquid securities with an aggregate value of $2,321,833 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements.The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,918,867	$—	$—	$3,918,867
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	206,270,488	—	206,270,488
Non-U.S. Sovereign Debt	—	4,273,409,648	—	4,273,409,648
U.S. Corporate Bonds	—	25,674,210	—	25,674,210
Foreign Bonds	—	1,157,620,466	—	1,157,620,466
Mutual Funds	259,159,250	—	—	259,159,250
Total	$263,078,117	$5,662,974,812	$—	$5,926,052,929

Other Financial Instruments
Futures Contracts – Assets	$213,138	$—	$—	$—
Futures Contracts – Liabilities	(370,562)	—	—	—
Swap Agreements – Assets	—	1,887,584	—	—
Swap Agreements – Liabilities	—	(604,330)	—	—
Forward Foreign Currency Exchange Contracts – Assets	—	15,599,088	—	—
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,601,648)	—	—

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio		551,854,875	2,059,045,735	(2,351,715,441)	259,185,169

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$(73,316)	$(37,931)	$—	$4,716,271	$259,159,250

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2018, are as follows:

United States	11.6%
Argentina	9.5%
Indonesia	6.7%
Mexico	5.9%
Turkey	5.1%
Kazakstan	4.6%
Brazil	4.5%
Russia	4.4%
India	4.3%
Other Countries	43.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.